UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
September 30, 2005

Check here is amendment [   ]  Amendment Number:
This Amendment 		[   ]  is a restatement
				[   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Presidio Management
Address:	44 Montgomery Street, Suite 2110
		San Francisco, CA 94104

Form 13F File Number:  28-7848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		William J. Brady
Title:	General Partner
Phone:	415-433-0610

Signature, Place and Date of Signing:




William J. Brady	San Francisco, CA		October 28, 2005











Report Type	(Check only one.):
[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  64

Form 13F Information Table Value Total:  $134,115 (thousands)

List of Other Included Managers:  None

Provide a numbered list of the names(s) and Form 13F file
number(s) of all institutional investment managers with
respect to which this report is filed, other than the
manager filing this report.   NONE


Form 13F Information Table:

(1)                (2)    (3)         (4)         (5)     (6)    (7)   (8)
                                    Value       Total  Invstmnt Other  Voting
Name of Issuer  Class   CUSIP     (in $000's)   shares  DSCRETN  Mgr  Authrty

Alion Health    Common  019615103     3,213    178,411    Sole   n/a     none
Aptimus         Common  03833V108     1,945    139,427    Sole   n/a     none
ATP Oil & Gas   Common  00208J108    16,468    501,450    Sole   n/a     none
Atricure        Common  04963C209       139     10,000    Sole   n/a     none
Bluebook Intl   Common  09608Q208       132    239,595    Sole   n/a     none
Bronco Drilling Common  112211107     2,755    100,000    Sole   n/a     none
Calfrac Well Sv Common  129584108     3,694    108,600    Sole   n/a     none
Cash Systems    Common  14756B102     1,764    256,785    Sole   n/a     none
CE Franklin     Common  125151100     1,782    150,000    Sole   n/a     none
China Battery   Common  16936Y100     2,213    299,864    Sole   n/a     none
Collegiat Pac   Common  194589206     7,839    674,600    Sole   n/a     none
Crew Energy     Common  2265533107    1,720    100,000    Sole   n/a     none
Durect          Common  266605104     2,192    320,000    Sole   n/a     none
EFJ Inc         Common  26843B101       772     75,000    Sole   n/a     none
Energy Partners Common  29270U105     4,517    144,700    Sole   n/a     none
Fairquest       Common  305661100       379     40,990    Sole   n/a     none
Flex Solutions  Common  33938T104       563    145,600    Sole   n/a     none
Flow Int'l      Common  343468104     2,883    373,500    Sole   n/a     none
Fox Hollow Tech Common  35166A103     9,047    190,032    Sole   n/a     none
General Elec.   Pref    369622485       176      7,400    Sole   n/a     none
Genius Products Common  37229R206       237    128,400    Sole   n/a     none
GMX Resources   Common  38011M108     4,229    161,000    Sole   n/a     none
Grey Wolf       Common  397888108     3,035    360,000    Sole   n/a     none
Health Extra    Common  422211102     1,753     82,000    Sole   n/a     none
Highland Hosp   Pref    430141200       122      5,000    Sole   n/a     none
Hornbeck Offsh  Common  440543106       550     15,000    Sole   n/a     none
HSBC Holdings   Pref    404280604       398     16,000    Sole   n/a     none
Hythiam         Common  44919F104     1,046    158,000    Sole   n/a     none
Immucor         Common  452526106     5,934    216,250    Sole   n/a     none
Immtech Int'l   Common  452519101       557     47,750    Sole   n/a     none
ING Group NV    Pref    456837509       123      5,000    Sole   n/a     none
Integrated ES   Common  45811E103       280    100,000    Sole   n/a     none
Intellicheck    Common  45817G102       542    125,000    Sole   n/a     none
JP Morgan Chase Pref    481228203       392     16,000    Sole   n/a     none
Life Cell       Common  531927101       973     45,000    Sole   n/a     none
Maidenform      Common  560305104     2,338    170,000    Sole   n/a     none
Mathstar        Pref    576801104     1,000    285,715    Sole   n/a     none
Matria Health   Common  576817209     5,119    135,600    Sole   n/a     none
McDermott       Common  580037109     2,746     75,000    Sole   n/a     none
MediaBay        Common  58446J108     1,198  3,422,063    Sole   n/a     none
Modtech         Common  60783C100     1,869    192,300    Sole   n/a     none
Nabor Industry  Common  G6359F103     3,232     45,000    Sole   n/a     none
Nurometrix      Common  641255104     3,555    119,400    Sole   n/a     none
NuVasive        Common  670704105     1,256     67,000    Sole   n/a     none
Orange 21       Common  685317109       121     25,000    Sole   n/a     none
Patterson UTI   Common  703481101     3,247     90,000    Sole   n/a     none
Pioneer Drill   Common  723655106     2,538    130,000    Sole   n/a     none
Points Int'l    Common  730843109     1,015  1,194,696    Sole   n/a     none
Progresive Game Common  59862K108     5,947    447,500    Sole   n/a     none
Prudential      Pref     G729H189       151      6,000    Sole   n/a     none
Psychicatric Sl Common  74439H108     5,423    100,000    Sole   n/a     none
Public Storage  Pref    74460D380       242     10,000    Sole   n/a     none
Regency Centers Pref    758849400       127      5,000    Sole   n/a     none
Rowan Companies Common  779382100     1,420     40,000    Sole   n/a     none
Saxon Energy    Common  805566106     1,270    272,000    Sole   n/a     none
Scientific Game Common  80874P109     3,537    114,100    Sole   n/a     none
SLM Corp        Pref    78442P403       146      6,000    Sole   n/a     none
Tele & Data Sys Pref    879433852       226      9,000    Sole   n/a     none
US Bancorp      Pref    90334V208       233      9,000    Sole   n/a     none
Vornado Realty  Pref    929042885       172      7,000    Sole   n/a     none
Vornado Realty  Pref    929042877       363     15,000    Sole   n/a     none
Westiam Corp    Common  956909105       458    135,000    Sole   n/a     none
Workstream      Common  981402100       680    400,000    Sole   n/a     none
W.R. Berkeley   Pref    084491203       122      5,000    Sole   n/a     none